Earnings per Share ("EPS") (Details)	10 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Nov. 05, 2012	Jun. 30, 2013 Stock Option	Jun. 30, 2012 Stock Option	Jun. 30, 2013 Non Vested Share Awards	Jun. 30, 2012 Non Vested Share Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ten for one reverse stock split	10-for-1
Anti-dilutive securities		2,800	2,800	280,335	139,063